Investment Securities (Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities still held) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Net gains (losses) recognized during the period	¥ (674,282)	¥ 1,527,792	¥ 102,415
Net gains (losses) recognized during the period on equity securities sold during the period	(107,892)	113,216	18,228
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥ (566,390)	¥ 1,414,576	¥ 84,187